UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F


Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001


Check here if Amendment (X); Amendment Number: 1

This Amendment (Check only one.):       (X)   is a restatement.
                                        (  )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner      West Conshohocken, PA       10/2/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

(    )   13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
                                manager are reported in this report.)
(    )   13F NOTICE.            (Check here if no holdings reported are in this
                                report, and all holdings are reported in this
                                report and a portion are  reported by other
                                reporting manager(s).)
( X )   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              4

Form 13F Information Table Entry Total:       122

Form 13F Information Table Value Total:    $56,370.063
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441

Item 1:               Item 2:   Item 3:    Item 4:       Item 5:             Item 6:           Item 7:          Item 8:
------                ------    -------   -------        -------                              Managers        Voting Auth
                      Title                Fair         Shares or         Investment         -------
                        of              -  Market       Principal         Discretion                       (a)    (b)   (c)
Name Of Issuer        Class     CUSIP      Value           Amt           (a)   (b)   (c)                   Sole  Shared  None
--------------        -----     -----      ------        ---------      Sole  Shared  Shared               ----  ------  -----
                                                                        ----  ------  Other
                                                                                      -----
Ambassadors
 International, Inc.   COM    023178106   $621,250.00    35,000.00             X                                   X
American Italian
 Pasta Co.-Class A     COM    027070101   $553,600.00    17,300.00             X                                   X
Arena
 Pharmaceuticals, Inc. COM    040047102   $281,437.50    15,800.00             X                                   X
ArthoCare Corp.        COM    043136100   $558,600.00    39,900.00             X                                   X
Biosite
 Diagnostics Inc.      COM    090945106   $551,250.00    14,700.00             X                                   X
C-Bridge Internet
 Solutions, Inc.       COM    12500B105    $93,750.00    50,000.00             X                                   X
ClickAction, Inc.      COM    18681E107   $143,212.50    40,200.00             X                                   X
ClickAction, Inc.   PREFERRED
ClickAction, Inc.     STOCK   18681E990         $0.00       600.00             X                                   X
                     WARRANT  18681E9W9    $16,031.25     6,000.00             X                                   X
Conductus, Inc.        COM    206784100   $371,732.00    92,933.00             X                                   X
Conductus, Inc.      WARRANT  206784993    $26,000.00    20,000.00             X                                   X
Cysive, Inc.           COM    23281T108     $8,000.00     2,000.00             X                                   X
Dyax Corp.             COM    26746E103   $100,000.00    12,500.00             X                                   X
EcoScience Corp.       COM    279218200    $10,144.40    72,460.00             X                                   X
Embrex, Inc.           COM    290817105   $471,437.50    39,700.00             X                                   X
eXcelon Corp.          COM    300691102   $220,290.00   104,900.00             X                                   X
Exponent, Inc.         COM    30214U102   $691,200.00    51,200.00             X                                   X
Geerlings &
 Wade, Inc.            COM    368473104    $91,593.39    55,300.00             X                                   X
Genencor
 International Inc.    COM    368709101   $372,312.50    37,000.00             X                                   X
Hain Celestial
 Group, Inc.           COM    405217100   $292,900.00    10,100.00             X                                   X
IntelliCorp, Inc.      COM    458153103     $3,000.00     3,000.00             X                                   X
iPrint.com, Inc.       COM    462628108    $72,448.00   113,200.00             X                                   X
Lion Bioscience
 AG - ADR              COM    536191109     $8,196.93       330.36             X                                   X
Navidec, Inc.          COM    63934Q101    $87,937.50    46,900.00             X                                   X
North American
 Palladium Ltd.        COM    656912102   $198,120.00    26,000.00             X                                   X
Pacific Rim
 Mining Private        COM    694915794     $4,584.49    35,000.00             X                                   X
Pacific Rim
 Mining Warrants     WARRANT  6949159A9         $0.17    17,500.00             X                                   X
The Pep Boys -
 Manny, Moe & Jack     COM    713278109   $535,311.00    87,900.00             X                                   X
PharmChem
 Laboratories, Inc.    COM    717133102   $841,250.00   269,200.00             X                                   X
Preview Systems, Inc.  COM    741379101   $181,615.84    66,800.00             X                                   X
San Juan Basin
 Royalty Trust         COM    798241105   $460,500.00    30,000.00             X                                   X
Stillwater Mining Co.  COM    86074Q102   $532,885.00    19,700.00             X                                   X
Strategic
 Diagnostics, Inc.     COM    862700101   $240,625.00    87,500.00             X                                   X
Titan
 Pharmaceuticals, Inc. COM    888314101    $95,460.00     4,300.00             X                                   X
Tumbleweed, Inc.       COM    899688105    $23,750.00    10,000.00             X                                   X
Tumbleweed
 Communications Corp.  COM    899690101    $69,750.00    36,000.00             X                                   X
Unify Corp.            COM    904743101    $16,640.00    83,200.00             X                                   X
Valley Media, Inc.     COM    91972C106    $45,150.00    60,200.00             X                                   X
Vicinity Corp.         COM    925653107    $92,627.60    52,000.00             X                                   X
Brancote Holdings plc  COM    990120081   $117,286.12    60,000.00             X                                   X
HPD Exploration        COM    990304941     $2,345.76    60,000.00             X                                   X
Corner Bay
 Minerals, Inc.        COM    992205039    $30,852.28    34,700.00             X                                   X
DB Group Ltd.          COM    996555587   $834,888.00   400,000.00             X                                   X
IBT Repurchase
 Agreement             REPO   REPO009X1   $721,832.85   721,832.85             X                                   X
ADC
 Telecommunications,
 Inc.                  COM    000886101   $294,950.00    34,700.00             X                                   X
AOL Time Warner, Inc.  COM    00184A105   $658,460.00    16,400.00             X                                   X
AT&T Liberty Media
 Group                 COM    001957208   $315,000.00    22,500.00             X                                   X
Adobe Systems, Inc.    COM    00724F101   $192,335.00     5,500.00             X                                   X
AMBAC Financial
 Group, Inc.           COM    023139108   $615,271.00     9,700.00             X                                   X
American Home
 Products Corp.        COM    026609107   $569,875.00     9,700.00             X                                   X
American
 International Group   COM    026874107   $925,750.00    11,500.00             X                                   X
Amgen, Inc.            COM    031162100 $1,564,875.00    26,000.00             X                                   X
Andarko Petroleum
 Corp.                 COM    032511107   $753,360.00    12,000.00             X                                   X
Anheuser-Busch
 Companies, Inc.       COM    035229103   $417,963.00     9,100.00             X                                   X
Applera Corp.          COM    038020103    $13,875.00       500.00             X                                   X
Automatic Data
 Processing, Inc.      COM    053015103   $407,850.00     7,500.00             X                                   X
Baxter
 International, Inc.   COM    071813109   $470,700.00     5,000.00             X                                   X
BEA Systems, Inc.      COM    073325102   $337,812.50    11,500.00             X                                   X
Boeing Co.             COM    097023105   $451,251.00     8,100.00             X                                   X
Bristol-Myers
 Squibb Co.            COM    110122108   $819,720.00    13,800.00             X                                   X
Brocade
 Communications, Inc.  COM    111621108   $121,162.00     5,800.00             X                                   X
Calpine Corp.          COM    131347106   $666,347.00    12,100.00             X                                   X
Cardinal Health, Inc.  COM    14149Y108    $96,750.00     1,000.00             X                                   X
Ceridian Corp.         COM    15677T106   $336,700.00    18,200.00             X                                   X
Ciena Corp.            COM    171779101   $249,750.00     6,000.00             X                                   X
Cisco Systems, Inc.    COM    17275R102   $993,025.00    62,800.00             X                                   X
Citigroup, Inc.        COM    172967101 $1,799,200.00    40,000.00             X                                   X
Coca-Cola Co.          COM    191216100   $293,540.00     6,500.00             X                                   X
Colgate-Palmolive Co.  COM    194162103   $480,762.00     8,700.00             X                                   X
Corning Inc.           COM    219350105   $382,765.00    18,500.00             X                                   X
EMC Corp.              COM    268648102   $735,000.00    25,000.00             X                                   X
Elan Corp.             COM    284131208   $470,250.00     9,000.00             X                                   X
Electronic
 Data Systems Corp.    COM    285661104   $279,300.00     5,000.00             X                                   X
Enron Corp.            COM    293561106   $639,100.00    11,000.00             X                                   X
Exxon Mobile Corp.     COM    30231G102 $1,004,400.00    12,400.00             X                                   X
Fleet Boston
 Financial Corp.       COM    339030108 $1,106,075.00    29,300.00             X                                   X
Genetech, Inc.         COM    368710406    $50,500.00     1,000.00             X                                   X
General Electric Co.   COM    369604103 $3,177,174.00    75,900.00             X                                   X
General Motors Corp.   COM    370442832   $294,450.00    15,100.00             X                                   X
Genzyme Corp.          COM    372917104   $406,485.00     4,500.00             X                                   X
Goldman Sachs
 Group, Inc.           COM    38141G104   $272,320.00     3,200.00             X                                   X
Harley-Davidson, Inc.  COM    412822108   $242,880.00     6,400.00             X                                   X
Home Depot, Inc.       COM    437076102   $474,100.00    11,000.00             X                                   X
Honeywell
 International, Inc.   COM    438516106   $122,400.00     3,000.00             X                                   X
Intel Corp.            COM    458140100   $763,062.50    29,000.00             X                                   X
JDS Uniphase Corp.     COM    46612J101   $667,437.50    36,200.00             X                                   X
J.P. Morgan
 Chase & Co.           COM    46625H100   $573,822.00    12,780.00             X                                   X
Juniper Networks       COM    48203R104   $318,864.00     8,400.00             X                                   X
Kohls Corp.            COM    500255104   $697,097.00    11,300.00             X                                   X
Kroger Co.             COM    501044101   $484,852.00    18,800.00             X                                   X
Lehman Brothers
 Holdings, Inc.        COM    524908100   $357,390.00     5,700.00             X                                   X
Eli Lilly & Co.        COM    532457108   $344,970.00     4,500.00             X                                   X
Linear Technolgy Corp. COM    535678106   $307,968.75     7,500.00             X                                   X
Marsh & Mclennan
 Co's, Inc.            COM    571748102   $427,635.00     4,500.00             X                                   X
Medtronic, Inc.        COM    585055106   $297,310.00     6,500.00             X                                   X
Merck & Co., Inc.      COM    589331107 $1,305,480.00    17,200.00             X                                   X
Merrill Lynch & Co.    COM    590188108   $288,080.00     5,200.00             X                                   X
Microsoft Corp.        COM    594918104 $1,782,812.50    32,600.00             X                                   X
Network
 Appliance, Inc.       COM    64120L104   $142,906.25     8,500.00             X                                   X
Nextel
 Communications, Inc.  COM    65332V103   $235,750.00    16,400.00             X                                   X
Nokia Corp. - ADR      COM    654902204   $592,800.00    24,700.00             X                                   X
Nortel Networks Corp.  COM    656568102   $191,080.00    13,600.00             X                                   X
Oracle Corp.           COM    68389X105   $635,152.00    42,400.00             X                                   X
Pesico, Inc.           COM    713448108   $676,830.00    15,400.00             X                                   X
Pfizer, Inc.           COM    717081103 $1,916,460.00    46,800.00             X                                   X
Qwest Communications
 International, Inc.   COM    749121109   $336,480.00     9,600.00             X                                   X
SBC Communications,
 Inc.                  COM    78387G103   $758,710.00    17,000.00             X                                   X
Schlumberger Ltd.      COM    806857108   $604,905.00    10,500.00             X                                   X
Siebel Systems, Inc.   COM    826170102   $152,320.00     5,600.00             X                                   X
Sun Microsytems, Inc.  COM    866810104   $358,121.00    23,300.00             X                                   X
Sysco Corp.            COM    871829107    $92,785.00     3,500.00             X                                   X
Target Corp.           COM    87612E106   $685,520.00    19,000.00             X                                   X
Tyco International
 Ltd.                  COM    902124106   $834,339.00    19,300.00             X                                   X
United HealthGroup,
 Inc.                  COM    91324P102   $948,160.00    16,000.00             X                                   X
Veritas Software Corp. COM    923436109   $323,680.00     7,000.00             X                                   X
Versign, Inc.          COM    92343E102   $155,925.00     4,400.00             X                                   X
Viacom, Inc. Class B   COM    925524308   $373,745.00     8,500.00             X                                   X
Vodafone AirTouch plc  COM    92857W100   $369,240.00    13,600.00             X                                   X
Walgreen Co.           COM    931422109   $950,640.00    23,300.00             X                                   X
Global Crossing Ltd.   COM    G3921A100   $458,660.00    34,000.00             X                                   X
Transocean Sedco
 Forex, Inc.           COM    G90078109   $411,825.00     9,500.00             X                                   X
XL Capital Ltd.        COM    G98255105   $494,455.00     6,500.00             X                                   X
IBT Repurchase
 Agreement             REPO   REPO009X1   $887,511.25   887,511.25             X                                   X
                                       $56,370,062.83